Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management [Abstract]
Net Fair Value of Risk Management Positions
Net Fair Value of Risk Management Positions

As at December 31, 2022	Notional Volumes (1)(2)	Terms (3)	Weighted Average Price (1) (2)	Fair Value Asset (Liability)
Futures Contracts Related to Blending (4)
WTI Fixed – Sell	3.2 MMbbls	January 2023 - June 2024	US$80.35/bbl	1
WTI Fixed – Buy	2.3 MMbbls	February 2023 - June 2024	US$79.93/bbl	—
Power Swap Contacts				(6)
Renewable Power Contracts				90
Other Financial Positions (5)				(39)
Total Fair Value				46
(1)    Million barrels (“MMbbls”). Barrel (“bbl”).
(2)    Notional volumes and weighted average price represent various contracts over the respective terms. The notional volumes and weighted average price may fluctuate from month to month as it represents the averages for various individual contracts with different terms.
(3)    Contract terms represent various individual contracts with different terms, and range from one month to eighteen months.
(4)    Condensate related futures contract positions consist of WTI contracts to help manage condensate price exposure.
(5) Other financial positions consist of risk management positions related to WCS, heavy oil and condensate differential contracts, Belvieu fixed price contracts, reformulated blendstock for oxygenate blending gasoline contracts, heating oil and natural gas fixed price contracts, natural gas basis contracts and the Company’s U.S. manufacturing and marketing activities.
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

As at December 31, 2022	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $10.00 per barrel	(68)	157
WTI Option Volatility	± ten percent	(1)	4
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	—	—
The contingent payment (Level 3) associated with the acquisition of a 50 percent interest in FCCL from ConocoPhillips Company and certain of its subsidiaries ended on May 17, 2022. The final payment was made in July 2022.

As at December 31, 2021	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(45)	45
The impact of a ten percent increase or decrease in WTI option price volatility and a five percent increase or decrease in the Canadian-U.S. dollar foreign exchange rate options would result in nominal unrealized gains (losses) to earnings before income tax.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at December 31, 2022	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	1	(1)
WCS and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	13	(13)
WCS (Hardisty) Differential Price	± US$5.00/bbl Applied to WCS Differential Hedges Tied to Production	(1)	1
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(2)	2
Natural Gas Basis Price	± US$0.50/MCF Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$20.00/Megawatt Hour Applied to Power Hedges	113	(113)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	14	(17)
(1)    Excludes WCS (Hardisty) differential.

As at December 31, 2021	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00/bbl Applied to WTI, Condensate and Related Hedges	(225)	225
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	4	(4)
Refined Products Commodity Price	± US$5.00/bbl Applied to Heating Oil and Gasoline Hedges	(2)	2
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	11	(12)
In respect of these financial instruments, the impact of changes in the Canadian per U.S. dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:

As at December 31,	2022	2021
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	246	372
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(246)	(372)

Undiscounted Cash Outflows Relating to Financial Liabilities
Undiscounted cash outflows relating to financial liabilities are:

As at December 31, 2022	1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	6,124	—	—	—	6,124
Short-Term Borrowings (1)	115	—	—	—	115
Long-Term Debt (1)	401	983	2,014	11,196	14,594
Contingent Payments	271	167	—	—	438
Lease Liabilities (1)	426	746	596	2,889	4,657

As at December 31, 2021	1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	6,353	—	—	—	6,353
Short-Term Borrowings (1)	79	—	—	—	79
Long-Term Debt (1)	561	1,608	2,603	14,892	19,664
Contingent Payments	238	—	—	—	238
Lease Liabilities (1)	453	794	634	3,192	5,073
(1)     Principal and interest, including current portion if applicable.